Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial assets
a.	Financial assets:

	December 31,
	2019	2018
	USD
Financial assets at fair value through profit or loss (classified as Level 1 in the fair value hierarchy):

Short-term investment	$64	$273

Schedule of financial liabilities at fair value through profit or loss
	December 31,
	2019	2018
	USD
Other financial liabilities at amortized cost:

Trade payable	$2,156	$1,071
Other account payable	610	1,122
Warrants exercisable into shares	1,566	-

	$4,332	$2,193

Schedule of foreign currency sensitivity analysis
	December 31, 2019	December 31, 2018

Linked to NIS	9	32

Schedule of fair value measurements using significant unobservable inputs

USD

Balance at December 31, 2017	-

Changes in values of warrants exercisable into shares liability	-

Balance at December 31, 2018	-

Fair value of warrants at issuance date	4,603
Changes in values of warrants exercisable into shares liability	(3,037)

Balance at December 31, 2019	1,566

Schdule of fair value of warrants
December 31,
2019

Dividend yield	0
Expected volatility	63.02%-65.22%
Risk-free interest	1.69%-1.71%
Exercise price	3.45-4.00
Expected life	4.89-5.52